The Company You Keep®

New York Life Insurance Company

44 South Broadway

White Plains, NY 10601

Bus: (914) 846-3625

E-Mail: judy_bartlett@newyorklife.com

www.newyorklife.com

Judy Bartlett

Vice President and Associate General Counsel

VIA EDGAR

May 3, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Annuity Separate Account – III
File Nos. 333-80535 and 811-08904

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and the Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 11, 2018 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 11, 2018.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3625.

Very truly yours,

/s/ Judy Bartlett
Judy Bartlett
Vice President and Associate General Counsel